RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Schedule of Related Party Balances
(i)	Amounts due from related parties

	December 31, 2014	December 31, 2015
Tian Da Xin An (Note a)	5,489	3,208
CreditEase Huimin (Note b)	—	10,158
Beijing Zhicheng	—	16
CreditEase Zhuoyue	—	3
Hainan CreditEase	—	31
Total	5,489	13,416

(a)	Under the guarantee model, for providing the guarantee service to the investors on the principle and interest, Tian Da Xin An charges the investors at a rate of 10% based on monthly interest on loans as servicing fee, which is to be collected by the Group on behalf of the guarantee company. The Group pays the investors the principal and interest on loans that default, and collects from Tian Da Xin An the associated unpaid transaction fee in accordance with the guarantee arrangement (see Note 2, Revenue from loan facilitation services). The balance of amount due from Tian Da Xin An as of December 31, 2014 and 2015 represents the net amount of services fee payable and the receivable amount arising from guarantee fee, principal and interest on loans that defaulted as well as the associated unpaid uncollectible transaction fee.

(b)	Amount due from CreditEase Huimin as of December 31, 2015 mainly represents the transactions fees and services fees received by CreditEase Huimin through the external payment network on behalf of the Group before carve-out.

(ii)	Amounts due to related parties

	December 31, 2014	December 31, 2015
CreditEase Puhui (Notes a and b)	—	527
Puxin Hengye (Note a)	—	37
Pucheng Credit (Note a)	—	2
Total	—	566

(a)	Amounts due to related parties represented the provision of credit assessment, collection, system support, investors acquisition and referral and identity verification services by the related parties to Heng Cheng and Heng Ye as of December 31, 2015. Heng Cheng and Heng Ye operated as standalone entities since January 2015 and did not rely on the corporate cash management program of CreditEase.

(b)	Since April 2015, the Group also provides borrower acquisition and referral service to CreditEase Puhui, receivables from CreditEase Puhui in relation to provision of borrower acquisition and referral service is netted off with amount due to CreditEase Puhui.